Other assets - Other Assets (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Assets [Line Items]
Prepaid expenses		€ 538.0	€ 555.5
Derivative financial instruments		33.6	96.5
VAT receivable		187.2	279.1
Other assets		350.5	193.4
Other current assets	[1]	1,432.8	1,940.3
Prepaid expenses		46.1	49.5
Compensation plan assets		129.9	113.1
Other assets		12.7	28.3
Other non-current assets	[2]	1,057.1	790.8
Carl Zeiss SMT Holding GmbH & Co. KG
Schedule of Other Assets [Line Items]
Advance payments to Carl Zeiss SMT GmbH		323.5	815.8
Advance payments to Carl Zeiss SMT GmbH		€ 868.4	€ 599.9

[1]	Other assets – current includes amounts with related parties of €323.5 million and €815.8 million at December 31, 2025 and 2024, respectively.
[2]	Other assets – non-current includes amounts with related parties of €868.4 million and €599.9 million at December 31, 2025 and 2024, respectively.